UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4084

Hawaiian Tax-Free Trust

(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600

New York, New York 10036

(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio

120 West 45th Street, Suite 3600

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/18

Date of reporting period: 9/30/18

FORM N-CSRS

ITEM 1. REPORTS TO STOCKHOLDERS

Semi-Annual Report September 30, 2018

Hawaiian Tax-Free Trust “Proper Asset Allocation –A Strategy For All Seasons” Serving Hawaii investors since 1985

November, 2018

Dear Fellow Shareholder:

     Financial news, and the often resulting market volatility, can cause even the most seasoned investor to ask, “What should I do now?”

     We believe you will generally be in a better position to weather changing economic situations, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs? And, have you periodically revisited your portfolio structure to make sure that your allocation remains in line with your investment goals, given changing market conditions and changes in your personal circumstances, including current risk tolerance?

     Asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific needs. In developing this strategy, your considerations should include:

•	investment time horizon (specifically your age and retirement objectives);

•	risk threshold (how much of your investment capital you are willing to lose during a given time frame);

•	financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

•	goals (the financial goals you and your family would like to achieve).

     Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have  different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

     Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

     The way you allocate your investment portfolio among stocks, bonds, and cash/ cash equivalents will be the principal determinants of your investment results –secondary to your selection of individual securities.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on changing needs, not on headlines.

     A properly constructed portfolio based on sound asset allocation may generally help you weather all seasons.

Sincerely,

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Interest rates in the U.S. have begun to rise after having been at historical lows for some time, so the Trust faces a heightened risk that interest rates may continue to rise. A general rise in interest rates may cause investors to move out of fixed income securities and could also result in increased redemptions from the Trust.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be affected significantly by adverse economic, political or other events affecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

A portion of income may be subject to local, state, Federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

Any information in this Shareholder Letter regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI-ANNUAL REPORT

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (33.9%)	and Fitch	Value

	City & County (17.3%)
	City and County of Honolulu, Hawaii,
	Series A
$1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$1,130,300
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,491,280
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	5,790,900
	City and County of Honolulu, Hawaii,
	Series B
1,000,000	5.000%, 09/01/21	Aa1/NR/AA+	1,083,310
1,525,000	5.000%, 10/01/26	Aa1/NR/AA+	1,766,224
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,241,550
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,375,500
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,298,800
	City and County of Honolulu, Hawaii,
	Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,730,450
	City and County of Honolulu, Hawaii,
	Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,232,658
2,615,000	5.000%, 10/01/26	Aa1/NR/AA+	3,028,641
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,375,860
3,000,000	5.000%, 10/01/28	Aa1/NR/AA+	3,447,570
	City and County of Honolulu, Hawaii,
	Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,143,305
	City and County of Honolulu, Hawaii,
	Series 2017H, FRN (SIFMA plus
	0.30%)
5,000,000	1.860%, 09/01/22	Aa1/NR/AA+	4,999,200
	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA-/NR	1,739,820
	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA+	1,671,367
	County of Hawaii, 2016-Series A
1,000,000	4.000%, 09/01/35	Aa2/AA-/NR	1,040,340

1 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City & County (continued)
	County of Hawaii, 2017-Series A
$1,000,000	5.000%, 09/01/19	Aa2/NR/AA+	$1,027,850
1,610,000	5.000%, 09/01/27	Aa2/NR/AA+	1,892,313
1,930,000	5.000%, 09/01/28	Aa2/NR/AA+	2,263,658
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	4,836,866
	County of Hawaii, 2016-Series C
300,000	5.000%, 09/01/27	Aa2/AA-/NR	348,039
	County of Hawaii, 2017-Series D
2,430,000	4.000%, 09/01/28	Aa2/NR/AA+	2,652,904
	County of Kauai, Hawaii, 2011-Series A
205,000	5.000%, 08/01/19	Aa2/AA/AA	210,207
	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	556,262
	County of Kauai, Hawaii, 2005-Series A,
	Unrefunded
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,362
	County of Kauai, Hawaii, 2017 Series
280,000	5.000%, 08/01/21	Aa2/NR/AA	302,434
250,000	4.000%, 08/01/22	Aa2/NR/AA	266,628
300,000	3.000%, 08/01/24	Aa2/NR/AA	310,065
220,000	5.000%, 08/01/25	Aa2/NR/AA	254,929
185,000	5.000%, 08/01/26	Aa2/NR/AA	217,270
235,000	5.000%, 08/01/28	Aa2/NR/AA	276,802
825,000	2.500%, 08/01/29	Aa2/NR/AA	762,853
385,000	5.000%, 08/01/30	Aa2/NR/AA	449,534
200,000	4.000%, 08/01/32	Aa2/NR/AA	211,742
200,000	5.000%, 08/01/37	Aa2/NR/AA	227,660
	County of Kauai, Hawaii, Refunding,
	Series A
1,125,000	3.250%, 08/01/21	Aa2/AA/AA	1,160,663
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,518,811
1,290,000	4.000%, 08/01/24	Aa2/AA/AA	1,369,941
1,000,000	3.625%, 08/01/25	Aa2/AA/AA	1,031,920
970,000	3.000%, 08/01/25	Aa2/AA/AA	987,596
600,000	3.000%, 08/01/26	Aa2/AA/AA	606,930
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,438,620
345,000	5.000%, 08/01/29	Aa2/AA/AA	379,224

2 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	City & County (continued)
	County of Maui, Hawaii
$1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	$1,048,496
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,016,460
	County of Maui, Hawaii, Refunding,
	Series B
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	4,771,906
2,395,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,472,167
	County of Maui, Hawaii, Series 2012
320,000	5.000%, 06/01/21	Aa1/AA+/AA+	344,774
	County of Maui, Hawaii, Series 2014
	Refunding
1,090,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,112,236
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,097,524
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,141,733
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,589,787
	County of Maui, Hawaii, Series 2018
4,160,000	5.000%, 09/01/26†††	Aa1/AA+/AA+	4,907,094
5,060,000	5.000%, 09/01/30†††	Aa1/AA+/AA+	6,044,828
	Total City & County		115,207,163

	State (16.6%)
	State of Hawaii, Series DK,
	Unrefunded balance
140,000	5.000%, 05/01/19	Aa1/AA+/NR	140,329
	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa1/AA+/AA	1,299,323
385,000	5.000%, 11/01/22	Aa1/AA+/AA	427,639
2,915,000	5.000%, 11/01/25	Aa1/AA+/NR	3,219,822
	State of Hawaii, Series EF
1,235,000	5.000%, 11/01/23	Aa1/AA+/AA	1,368,726
5,000,000	5.000%, 11/01/24	Aa1/AA+/AA	5,529,000
	State of Hawaii, Series EH
3,380,000	5.000%, 08/01/25	Aa1/AA+/AA	3,786,648

3 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State (continued)
	State of Hawaii, Series EH,
	Unrefunded balance
$315,000	5.000%, 08/01/21	Aa1/AA+/NR	$340,509
	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa1/AA+/AA	2,303,979
	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	4,539,280
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	2,268,480
1,000,000	5.000%, 08/01/29	Aa1/AA+/AA	1,133,660
2,220,000	5.000%, 08/01/30	Aa1/AA+/AA	2,502,606
	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,210,020
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA	5,717,698
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	5,723,750
5,000,000	5.000%, 08/01/25	Aa1/AA+/AA	5,694,500
5,250,000	5.000%, 08/01/26	Aa1/AA+/AA	5,966,992
	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa1/AA+/AA	229,486
1,230,000	5.000%, 10/01/30	Aa1/AA+/AA	1,408,436
	State of Hawaii, Series EU
1,690,000	3.000%, 10/01/25	Aa1/AA+/AA	1,746,125
	State of Hawaii, Series EZ Refunding
2,000,000	5.000%, 10/01/26	Aa1/AA+/AA	2,316,360
	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA	7,147,691
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,410,076
	State of Hawaii, Series FG
470,000	5.000%, 10/01/28	Aa1/AA+/AA	548,391
	State of Hawaii, Series FH
3,615,000	5.000%, 10/01/28	Aa1/AA+/AA	4,217,946
	State of Hawaii, Series FK
4,000,000	4.000%, 05/01/21	Aa1/AA+/AA	4,199,160
4,000,000	4.000%, 05/01/22	Aa1/AA+/AA	4,260,760

4 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State (continued)
	State of Hawaii, Series FN
$2,500,000	5.000%, 10/01/29	Aa1/AA+/AA	$2,943,475
	State of Hawaii, Series FT
12,000,000	5.000%, 01/01/29	Aa1/AA+/AA	14,180,160
1,680,000	5.000%, 01/01/30	Aa1/AA+/AA	1,977,713
4,000,000	5.000%, 01/01/33	Aa1/AA+/AA	4,638,160
4,000,000	5.000%, 01/01/35	Aa1/AA+/AA	4,603,320
	Total State		111,000,220
	Total General Obligation Bonds		226,207,383

	Revenue Bonds (41.4%)
	Airport (6.8%)
	State of Hawaii Airport System
	Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21††††	A1/AA-/A+	13,928,850
5,000,000	5.000%, 07/01/22	A1/AA-/A+	5,348,950
1,500,000	5.000%, 07/01/23	A1/AA-/A+	1,604,280
2,000,000	5.000%, 07/01/24	A1/AA-/A+	2,135,180
1,000,000	5.000%, 07/01/45	A1/AA-/A+	1,091,280
	State of Hawaii Airport System
	Revenue Refunding, Series B, AMT
250,000	5.000%, 07/01/19	A1/AA-/A+	255,187
1,000,000	5.000%, 07/01/20	A1/AA-/A+	1,045,420
	State of Hawaii Airport System
	Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/AA-/A+	1,213,618
1,000,000	5.250%, 07/01/23	A1/AA-/A+	1,054,970
	State of Hawaii Airport System Revenue,
	Series A
2,000,000	4.000%, 07/01/20	A1/AA-/A+	2,063,060
3,020,000	5.000%, 07/01/22	A1/AA-/A+	3,172,057
180,000	5.000%, 07/01/34	A1/AA-/A+	188,586
	State of Hawaii Airport System Revenue,
	Series A, AMT
4,000,000	5.000%, 07/01/29	A1/AA-/A+	4,620,360
2,000,000	5.000%, 07/01/32	A1/AA-/A+	2,277,740

5 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Airport (continued)
	State of Hawaii Airport System
	Revenue, Series B
$2,000,000	5.000%, 07/01/25	A1/AA-/A+	$2,307,260
	State of Hawaii Department of
	Transportation Airports Division
	Lease Revenue COP AMT
550,000	5.000%, 08/01/19	A2/A+/A	563,002
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,135,557
800,000	5.000%, 08/01/21	A2/A+/A	855,656
360,000	5.000%, 08/01/23	A2/A+/A	397,080
	Total Airport		45,258,093

	Education (4.0%)
	University of Hawaii, Revenue
	Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	541,000
1,565,000	5.000%, 10/01/25	Aa2/NR/AA	1,808,217
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,350,320
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,385,860
	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/19	Aa2/NR/AA	1,020,450
	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,136,108
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,355,275
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,213,181
1,015,000	5.000%, 10/01/26	Aa2/NR/AA	1,171,330
	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa2/NR/AA	1,842,879
1,335,000	5.000%, 10/01/29	Aa2/NR/AA	1,549,882
2,080,000	5.000%, 10/01/30	Aa2/NR/AA	2,405,894
2,690,000	5.000%, 10/01/31	Aa2/NR/AA	3,097,723
	Total Education		26,878,119

6 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Housing (1.8%)
	State of Hawaii Housing Finance and
	Development Corp., Hale Kewalo
	Apartments, Series A
$10,000,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	$9,892,000
	State of Hawaii Housing Finance
	and Development Corp., Iwilei
	Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured
	Liquidity Agreement	NR/AA+/NR	1,844,016
	State of Hawaii Housing Finance and
	Development Corp., Kuhio Park
	Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured
	Liquidity Agreement	NR/AA+/NR	192,012
	State of Hawaii Housing Finance and
	Development Corp. Single Family
	Mortgage, Series B
510,000	4.500%, 01/01/26 GNMA/ FNMA/
	FHLMC Insured	Aaa/AA+/AAA	517,818
	Total Housing		12,445,846

	Medical (7.3%)
	Hawaii State Department of Budget
	and Finance, Special Purpose
	Revenue (Hawaii Pacific Health)
	Series A
940,000	5.000%, 07/01/19	A1/NR/AA-	960,642
695,000	5.000%, 07/01/20	A1/NR/AA-	729,375
750,000	5.000%, 07/01/21	A1/NR/AA-	806,077
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,113,590
685,000	5.000%, 07/01/25	A1/NR/AA-	759,884
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,489,755
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/NR/AA-	440,773

7 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Medical (continued)
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Queens Health System) Series A
$2,025,000	5.000%, 07/01/20	A1/AA-/NR	$2,125,156
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,392,539
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,646,250
1,070,000	5.000%, 07/01/23	A1/AA-/NR	1,195,104
4,655,000	5.000%, 07/01/24	A1/AA-/NR	5,271,555
2,495,000	5.000%, 07/01/25	A1/AA-/NR	2,858,297
1,715,000	5.000%, 07/01/26	A1/AA-/NR	1,955,614
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,271,360
850,000	5.000%, 07/01/28	A1/AA-/NR	961,979
15,895,000	5.000%, 07/01/35	A1/AA-/NR	17,608,004
	Hawaii State Department of Budget
	and Finance, Special Purpose
	Revenue (Senior Living Revenue,
	Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A-	1,090,900
3,575,000	5.125%, 11/15/32	NR/NR/A-	3,904,901
	Total Medical		48,581,755

	Other (1.2%)
	Hawaii State Department of Hawaiian
	Home Lands, Series 2017
825,000	4.000%, 04/01/19	Aa3/NR/NR	833,324
925,000	5.000%, 04/01/22	Aa3/NR/NR	1,012,052
600,000	5.000%, 04/01/23	Aa3/NR/NR	669,108
500,000	5.000%, 04/01/24	Aa3/NR/NR	566,850
850,000	5.000%, 04/01/26	Aa3/NR/NR	984,385
905,000	5.000%, 04/01/29	Aa3/NR/NR	1,042,071
580,000	5.000%, 04/01/30	Aa3/NR/NR	665,504
	Hawaii State Department of Hawaiian
	Home Lands, COP (Kapolei Office
	Facility), 2017 Series A
750,000	3.000%, 11/01/18	Aa2/NR/NR	750,682
320,000	5.000%, 11/01/24	Aa2/NR/NR	365,830
1,115,000	5.000%, 11/01/27	Aa2/NR/NR	1,313,392
	Total Other		8,203,198

8 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (7.2%)
	State of Hawaii Harbor System,
	Series A
$16,500,000	5.750%, 07/01/35	A1/AA-/AA-	$17,477,460
4,025,000	5.625%, 07/01/40	A1/AA-/AA-	4,255,592
	State of Hawaii Highway Revenue,
	Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	565,825
1,555,000	5.000%, 01/01/25	Aa2/AA+/AA	1,774,364
285,000	5.000%, 01/01/26	Aa2/AA+/AA	323,729
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	5,844,550
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	5,776,200
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,035,522
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,280,434
	State of Hawaii Highway Revenue,
	Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,298,680
1,315,000	5.000%, 01/01/27	Aa2/AA+/AA	1,537,117
	Total Transportation		48,169,473

	Utility (1.8%)
	Hawaii State Department of Budget and
	Finance, Special Purpose Revenue
	(Hawaiian Electric Co.),
	Series A, AMT
10,400,000	3.100%, 05/01/26	Baa2/NR/A-	10,227,048
	State of Hawaii, Department of
	Business, Economic Development
	and Tourism Green Energy Market
	Securitization Bonds, Series A
	(Federally Taxable)
1,727,502	1.467%, 07/01/22	Aaa/AAA/AAA	1,697,910
	Total Utility		11,924,958

9 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (11.3%)
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water
	System, Series A
$265,000	5.000%, 07/01/21	Aa2/NR/AA+	$285,551
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,122,650
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,174,715
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,030,701
875,000	5.000%, 07/01/27	Aa2/NR/AA+	987,402
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	1,972,810
	City and County of Honolulu, Hawaii,
	Board of Water Supply Water
	System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,132,280
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,296,201
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,477,372
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,313,539
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,802,944
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2009 A,
	Unrefunded balance
530,000	5.000%, 07/01/21	Aa2/NR/AA	541,877
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	2,753,225
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,094,180
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,122,760
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,101,290
2,060,000	5.000%, 07/01/23	Aa2/NR/AA	2,312,659
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,281,000
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,403,535
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,270,040
2,000,000	5.000%, 07/01/31	Aa2/NR/AA	2,259,540

10 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal		Moody's, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Water & Sewer (continued)
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2016A
$3,000,000	5.000%, 07/01/34	Aa2/NR/AA	$3,416,340
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	6,879,000
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	7,656,410
	City and County of Honolulu, Hawaii,
	Wastewater System (Second Bond
	Resolution) Junior Series 2015 A
850,000	5.000%, 07/01/21	Aa3/NR/AA-	915,680
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,617,200
	Total Water & Sewer		75,220,901
	Total Revenue Bonds		276,682,343

	Pre-Refunded\
	Escrowed to Maturity Bonds (23.9%)††
	Pre-Refunded\Escrowed to Maturity
	General Obligation Bonds (16.7%)
	City & County (9.4%)
	City and County of Honolulu, Hawaii,
	Refunding, Series B, Prerefunded to
	12/01/20 @100
5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	5,317,100
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,190,260
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,290,750
	City and County of Honolulu, Hawaii,
	Series A, Prerefunded to 11/01/22
	@100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,222,340
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,555,850
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,555,850
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,555,850

11 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded\ Escrowed to	Moody's, S&P
Amount	Maturity Bonds (continued)	and Fitch	Value

	City & County (continued)
	City and County of Honolulu, Hawaii,
	Series D, Prerefunded to 09/01/19 @100
$1,970,000	5.250%, 09/01/27	Aa1/NR/AA+	$2,029,297
3,000,000	5.250%, 09/01/28	Aa1/NR/AA+	3,090,300
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	8,843,409
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	9,379,061
	County of Hawaii, Series A, Prerefunded
	to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA+	1,660,815
	County of Hawaii, 2010-Series A,
	Prerefunded to 03/01/20 @100
1,000,000	5.000%, 03/01/29	Aa2/AA-/AA+	1,042,600
	County of Hawaii, 2013-Series A,
	Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA-/AA+	553,605
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA+	1,107,210
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA+	1,107,210
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA+	1,107,210
	Total City & County		62,608,717

	State (7.3%)
	Guam Government, Series A,
	Prerefunded to 11/15/19 @100
5,000,000	6.750%, 11/15/29	NR/NR/NR*	5,266,650
	State of Hawaii, Series DQ, Prerefunded
	to 06/01/19 @100
5,000,000	5.000%, 06/01/23	NR/NR/NR*	5,099,650
600,000	5.000%, 06/01/25	NR/NR/NR*	611,958
	State of Hawaii, Series DZ, ETM
15,000	5.000%, 12/01/19	NR/NR/NR*	15,522
	State of Hawaii, Series DZ,
	Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	4,037,556
3,580,000	5.000%, 12/01/26	NR/NR/NR*	3,878,930
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA	1,422,320
3,240,000	5.000%, 12/01/28	NR/NR/NR*	3,526,060
945,000	5.000%, 12/01/28	Aa1/AA+/AA	1,029,956
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,625,925
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA	1,890,977
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,592,584
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA	2,523,119

12 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded\ Escrowed to	Moody's, S&P
Amount	Maturity Bonds (continued)	and Fitch	Value

	State (continued)
	State of Hawaii, Series EE, Prerefunded
	to 11/01/22 @100
$80,000	5.000%, 11/01/24	Aa1/AA+/NR	$88,894
45,000	5.000%, 11/01/24	NR/NR/NR*	50,003
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,650,140
70,000	5.000%, 11/01/27	NR/NR/NR*	77,782
220,000	5.000%, 11/01/27	Aa1/AA+/NR	244,457
	State of Hawaii, Series EH, Prerefunded
	to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,028,834
	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,408
	Total State		48,666,725
	Total Pre-Refunded\ Escrowed to
	Maturity General Obligation Bonds		111,275,442

	Pre-Refunded Revenue Bonds (7.2%)
	Education (0.8%)
	University of Hawaii, Series A,
	Prerefunded 10/01/19 @100
5,225,000	5.250%, 10/01/34	Aa2/NR/AA	5,396,589

	Housing (0.2%)
	Hawaii State Department of Hawaiian
	Home Lands, Prerefunded to
	04/01/19 @100
1,000,000	5.500%, 04/01/20	NR/NR/NR*	1,017,530

	Transportation (3.1%)
	State of Hawaii Highway Revenue,
	Prerefunded 01/01/019 @100
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	5,274,131
	State of Hawaii Highway Revenue,
	Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,553,140
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,477,979
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,346,916
	Total Transportation		20,652,166

13 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

		Ratings
Principal	Pre-Refunded\ Escrowed to	Moody's, S&P
Amount	Maturity Bonds (continued)	and Fitch	Value

	Water & Sewer (3.1%)
	City and County of Honolulu, Hawaii,
	Wastewater System, Prerefunded to
	07/01/21 @100
$5,360,000	4.500%, 07/01/28	Aa2/NR/AA	$5,714,832
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,776,576
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,052,900
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,172,280
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2009 A,
	Prerefunded to 07/01/19 @100
555,000	5.000%, 07/01/20	NR/NR/NR*	567,815
	City and County of Honolulu, Hawaii,
	Wastewater System (First Bond
	Resolution) Senior Series 2012 A,
	Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,104,330
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,104,330
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,656,495
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,760,825
	Total Water & Sewer		20,910,383
	Total Pre-Refunded Revenue Bonds		47,976,668
	Total Pre-Refunded\ Escrowed to
	Maturity Bonds		159,252,110
	Total Municipal Bonds
	(cost $657,633,150)		662,141,836

Shares	Short-Term Investment (1.4%)
	Dreyfus Government Cash
	Management, Institutional Shares,
9,302,456	1.95%**(cost $9,302,456)	Aaa-mf/AAAm/NR	9,302,456

	Total Investments
	(cost $666,935,606-note 4)	100.6%	671,444,292
	Other assets less liabilities	(0.6)	(3,889,606)
	Net Assets	100.0%	$667,554,686

14 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

SCHEDULE OF INVESTMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Percentage of
Portfolio Distribution By Quality Rating	Investments†
Aaa and Aaa-mf of Moody's or AAA and AAAm of S&P or Fitch	1.7%
Prerefunded bonds\ ETM bonds ††	23.7
Aa of Moody's or AA of S&P or Fitch	55.9
A of Moody's or Fitch	17.2
Baa of Moody's	1.5
100.0%

PORTFOLIO ABBREVIATIONS
AGM - Assured Guaranty Municipal Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated
SIFMA - Securities Industry and Financial Markets Association

*	Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”)has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

**	The rate is an annualized seven-day yield at period end.

†	Calculated using the Moody’s rating unless otherwise noted.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond’s originally scheduled maturity date. All other securities in the category are pre-refunded.

†††	Security purchased on a delayed delivery or when-issued basis.

††††	Security pledged as collateral for the Trust’s delayed delivery or when-issued commitments.

See accompanying notes to financial statements.

15 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 30, 2018 (unaudited)

ASSETS
Investments at value (cost $666,935,606)	$671,444,292
Interest recievable	8,158,810
Receivable for Trust shares sold	86,447
Other assets	52,536
Total assets	679,742,085

LIABILITIES
Payable for investment securities purchased	10,934,114
Payable for Trust shares redeemed	549,714
Dividends payable	270,249
Advisory and Administrative fees payable	248,179
Distribution and service fees payable	1,786
Accrued expenses payable	183,357
Total liabilities	12,187,399
NET ASSETS	$667,554,686

Net Assets consist of:
Capital Stock – Authorized an unlimited number of shares,
par value $0.01 per share	$604,471
Additional paid-in capital	662,364,163
Net unrealized appreciation on investments (note 4)	4,508,686
Accumulated net realized gain on investments	77,125
Undistributed net investment income	241
	$667,554,686
CLASS A
Net Assets	$574,404,781
Capital shares outstanding	52,018,123
Net asset value and redemption price per share	$11.04
Maximum offering price per share (100/96 of $11.04)	$11.50

CLASS C
Net Assets	$33,132,483
Capital shares outstanding	3,002,397
Net asset value and offering price per share	$11.04
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is lower, if
redeemed during the first 12 months after purchase)	$11.04	*

CLASS Y
Net Assets	$60,017,422
Capital shares outstanding	5,426,545
Net asset value, offering and redemption price per share	$11.06

See accompanying notes to financial statements.

16 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

STATEMENT OF OPERATIONS

SIX MONTHS ENDED SEPTEMBER, 30, 2018 (unaudited)

Investment Income
Interest income		$9,918,044
Expenses
Investment Adviser fee (note 3)	$792,733
Distribution and service fee (note 3)	768,149
Administrator/Business Manager fee (note 3)	758,266
Transfer and shareholder servicing agent fees	187,228
Trustees’ fees and expenses (note 7)	170,547
Legal fees	80,733
Fund accounting fees	72,584
Shareholders’ reports and proxy statements	23,838
Registration fees and dues	21,469
Insurance	14,985
Auditing and tax fees	14,791
Custodian fees	11,468
Chief compliance officer services (note 3)	5,572
Miscellaneous	49,139

Total expenses		2,971,502
Net investment income		6,946,542

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from securities transactions	139,667
Change in unrealized appreciation on investments	(6,087,351)

Net realized and unrealized gain on investments		(5,947,684)
Net change in net assets resulting from operations		$998,858

See accompanying notes to financial statements.

17 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30, 2018	Year Ended
	(unaudited)	March 31, 2018
OPERATIONS
Net investment income	$6,946,542	$14,431,328
Realized gain (loss) from securities transactions	139,667	1,632,190
Change in unrealized appreciation on investments	(6,087,351)	(13,218,055)
Change in net assets resulting from operations	998,858	2,845,463

DISTRIBUTIONS TO SHAREHOLDERS (note 9)
Class A Shares:
Net investment income	(6,052,587)	(12,730,297)

Class C Shares:
Net investment income	(230,453)	(533,649)

Class Y Shares:
Net investment income	(663,502)	(1,167,344)
Change in net assets from distributions	(6,946,542)	(14,431,290)

CAPITAL SHARE TRANSACTIONS (note 7)
Proceeds from shares sold	19,192,045	53,344,661
Reinvested dividends and distributions	5,216,645	11,198,826
Cost of shares redeemed	(58,084,715)	(100,911,286)
Change in net assets from capital share transactions	(33,676,025)	(36,367,799)

Change in net assets	(39,623,709)	(47,953,626)

NET ASSETS:
Beginning of period	707,178,395	755,132,021
End of period*	$667,554,686	$707,178,395

*Includes undistributed net investment income of:	$241	$241

See accompanying notes to financial statements.

18 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS

SEPTEMBER 30, 2018 (unaudited)

1. Organization

     Hawaiian Tax-Free Trust (the “Trust”), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. As of the date of this report, there were no Class F Shares or Class T Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)	Portfolio valuation: Municipal securities are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and ask quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

b)	Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

19 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2018:

Valuation Inputs*	Investments in Securities
Level 1 – Quoted Prices - Short-Term Investment	$9,302,456
Level 2 – Other Significant Observable
Inputs — Municipal Bonds	662,141,836
Level 3 – Significant Unobservable Inputs	—
Total	$671,444,292

* See schedule of investments for a detailed listing of securities.

c)	Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)	Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount and market discount.

e)	Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2015 –2017) or expected to be taken in the Fund’s 2018 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)	Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

20 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

g)	Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)	Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2018, the Trust decreased additional paid-in capital by $2,177,242 and decreased accumulated net realized loss by $2,177,242. These reclassifications had no effect on net assets or net asset value per share.

i)	The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

3. Fees and Related Party Transactions

a) Management Arrangements:

     The Asset Management Group of Bank of Hawaii (the “Adviser”), serves as Investment Adviser to the Trust. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust’s investments. Aquila Investment Management LLC (the “Administrator/Business Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Administrator/Business Manager for the Trust under an Administration and Business Management Agreement with the Trust. The Administrator/Business Manager provides all administrative services to the Trust other than those relating to its investment portfolio. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, fund accounting agent, custodian, legal counsel, auditors and distributor.

     The Trust pays the Adviser a fee which is payable monthly and computed on the net assets of the Trust as of the close of business each day at the annual rate of 0.23% of the Trust’s net assets up to and including $875 million; 0.17% of the Trust’s net assets between $875 million and $1.5 billion; and 0.155% of the Trust’s net assets over $1.5 billion. For its services, the Administrator/Business Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.22% of the Trust’s net assets.

     Under a Compliance Agreement with the Administrator/Business Manager, the Administrator/Business Manager is additionally compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940, as amended (the “1940 Act”).

21 | Hawaiian Tax-Free Trust

HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     Specific details as to the nature and extent of the services provided by the Adviser and the Administrator/Business Manager are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the 1940 Act. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors LLC (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.20% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2018, service fees on Class A Shares amounted to $582,170 of which the Distributor retained $26,948.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $139,484. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2018, amounted to $46,495. The total of these payments made with respect to Class C Shares amounted to $185,979 of which the Distributor retained $43,512.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“financial intermediaries”), the Trust’s shares are sold primarily through the facilities of these financial intermediaries having offices within Hawaii, with the bulk of any sales commissions inuring to such financial intermediaries. For the six months ended September 30, 2018, total commissions on sales of Class A Shares amounted to $61,481, of which the Distributor received $8,829.

c) Transfer and shareholder servicing fees:

     The Trust occasionally compensates financial intermediaries in connection with the sub-transfer agency related services provided by such entities in connection with their respective Fund shareholders so long as the fees are deemed by the Board of Trustees to be reasonable in relation to (i) the value of the services and the benefits received by the Fund and certain shareholders; and (ii) the payments that the Fund would make to another entity to perform similar ongoing services to existing shareholders.

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HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

4. Purchases and Sales of Securities

     During the six months ended September 30, 2018, purchases of securities and proceeds from the sales of securities aggregated $37,558,889 and $62,240,899, respectively.

     At September 30, 2018, the aggregate tax cost for all securities was $666,935,606. At September 30, 2018, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $9,395,943 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $4,887,257 for a net unrealized appreciation of $4,508,686.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers’ ability to meet their obligations.

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HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

6. Capital Share Transactions

Transactions in Capital Shares of the Trust were as follows:

	Six Months Ended
	September 30, 2018		Year Ended
	(unaudited)		March 31, 2018
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,077,132	$11,982,764	2,455,241	$27,904,127
Reinvested dividends and
distributions	415,811	4,619,202	882,898	10,017,580
Cost of shares redeemed	(4,103,665)	(45,613,218)	(6,753,906)	(76,662,773)
Net change	(2,610,722)	(29,011,252)	(3,415,767)	(38,741,066)

Class C Shares:
Proceeds from shares sold	150,106	1,668,310	586,808	6,671,544
Reinvested dividends and
distributions	17,091	189,727	38,907	441,017
Cost of shares redeemed	(769,786)	(8,554,425)	(1,344,092)	(15,244,963)
Net change	(602,589)	(6,696,388)	(718,377)	(8,132,402)

Class Y Shares:
Proceeds from shares sold	497,710	5,540,971	1,650,713	18,768,990
Reinvested dividends and
distributions	36,648	407,716	65,269	740,229
Cost of shares redeemed	(351,809)	(3,917,072)	(791,390)	(9,003,550)
Net change	182,549	2,031,615	924,592	10,505,669
Total transactions in Trust
shares	(3,030,762)	$(33,676,025)	(3,209,552)	$(36,367,799)

7. Trustees’ Fees and Expenses

     At September 30, 2018, there were 7 Trustees, one of whom is affiliated with the Administrator/Business Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2018 was $142,340. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations and meals incurred in connection with attendance at Board Meetings and the Annual and Outreach Meetings of Shareholders. For the six months ended September 30, 2018, such meeting-related expenses amounted to $28,207.

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HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

8. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share or in cash at the shareholder’s option. The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends and distributions may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2018 the Trust had a capital loss carryover of $62,542, which expires in 2019. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. During the fiscal year ended March 31, 2018, the Trust utilized $1,067,320 of capital loss carry forward.

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HAWAIIAN TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

SEPTEMBER 30, 2018 (unaudited)

     The tax character of distributions was as follows:

	Year Ended	Year Ended
	March 31, 2018	March 31, 2017
Net tax-exempt income	$14,385,149	$14,952,129
Ordinary Income	46,141	164,193
	$14,431,290	$15,116,322

     As of March 31, 2018, the components of distributable earnings on a tax basis were:

Unrealized appreciation	$10,596,037
Undistributed tax-exempt income	294,865
Other accumulated losses	(62,542)
Other temporary differences	(294,625)
$10,533,735

     The difference between book basis and tax basis undistributed income is due to the timing difference, and other temporary differences, in recognizing dividends paid and the tax treatment of market discount amortization and the deduction of distributions payable.

10. Credit Facility

     The Bank of New York Mellon and the Aquila Group of Funds have been parties to a $40 million credit agreement, which currently terminates on August 28, 2019 (per the August 29,2018 amendment).  In accordance with the Aquila Group of Funds Guidelines for Allocation of Committed Line of Credit (the Aquila Group of Funds is comprised of nine funds), each fund is responsible for payment of its proportionate share of

a)	a 0.17% per annum commitment fee; and,

b)	interest on amounts borrowed for temporary or emergency purposes by the Fund (at the applicable rate selected by the Aquila Group of Funds at the time of the borrowing of either (i) the one-month Eurodollar Rate or (ii) a rate equal to the greater of (a) the Prime Rate in effect on such day, (b) the Federal Funds Effective Rate in effect on such day, or (c) the Overnight Eurodollar Rate in effect on such day).

     There were no borrowings under the credit agreement for the six months ended September 30, 2018.

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HAWAIIAN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.14		$11.32	$11.61	$11.53	$11.36	$11.74
Income (loss) from investment operations:
Net investment income(1)	0.11		0.22	0.23	0.25	0.30	0.30
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.18)	(0.29)	0.08	0.17	(0.38)
Total from investment operations	0.01		0.04	(0.06)	0.33	0.47	(0.08)
Less distributions (note 9):
Dividends from net investment income	(0.11)		(0.22)	(0.23)	(0.25)	(0.30)	(0.30)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.11)		(0.22)	(0.23)	(0.25)	(0.30)	(0.30)
Net asset value, end of period	$11.04		$11.14	$11.32	$11.61	$11.53	$11.36
Total return (not reflecting sales charge)	0.12	%(2)	0.38%	(0.54)%	2.93%	4.14%	(0.63)%
Ratios/supplemental data
Net assets, end of period (in millions)	$574		$609	$657	$672	$678	$687
Ratio of expenses to average net assets	0.84	%(3)	0.82%	0.83%	0.83%	0.81%	0.82%
Ratio of net investment income to
average net assets	2.04	%(3)	1.98%	1.99%	2.20%	2.57%	2.65%
Portfolio turnover rate	6	%(2)	21%	27%	16%	14%	4%

________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.13		$11.32	$11.60	$11.52	$11.35	$11.73
Income (loss) from investment operations:
Net investment income(1)	0.07		0.13	0.14	0.16	0.20	0.21
Net gain (loss) on securities
(both realized and unrealized)	(0.09)		(0.19)	(0.28)	0.08	0.17	(0.37)
Total from investment operations	(0.02)		(0.06)	(0.14)	0.24	0.37	(0.16)
Less distributions (note 9):
Dividends from net investment income	(0.07)		(0.13)	(0.14)	(0.16)	(0.20)	(0.22)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.07)		(0.13)	(0.14)	(0.16)	(0.20)	(0.22)
Net asset value, end of period	$11.04		$11.13	$11.32	$11.60	$11.52	$11.35
Total return (not reflecting CDSC)	(0.19	)%(2)	(0.51)%	(1.24)%	2.11%	3.31%	(1.38)%
Ratios/supplemental data
Net assets, end of period (in millions)	$33		$40	$49	$55	$63	$70
Ratio of expenses to average net assets	1.64	%(3)	1.62%	1.63%	1.63%	1.61%	1.62%
Ratio of net investment income to
average net assets	1.24	%(3)	1.18%	1.19%	1.40%	1.78%	1.85%
Portfolio turnover rate	6	%(2)	21%	27%	16%	14%	4%

________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

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HAWAIIAN TAX-FREE TRUST

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months		Year Ended March 31,
	Ended
	9/30/18
	(unaudited)		2018	2017	2016	2015	2014
Net asset value, beginning of period	$11.16		$11.34	$11.63	$11.55	$11.38	$11.76
Income (loss) from investment operations:
Net investment income(1)	0.12		0.25	0.25	0.28	0.32	0.33
Net gain (loss) on securities
(both realized and unrealized)	(0.10)		(0.18)	(0.29)	0.08	0.17	(0.38)
Total from investment operations	0.02		0.07	(0.04)	0.36	0.49	(0.05)
Less distributions (note 9):
Dividends from net investment income	(0.12)		(0.25)	(0.25)	(0.28)	(0.32)	(0.33)
Distributions from capital gains	—		—	—	—	—	—
Total distributions	(0.12)		(0.25)	(0.25)	(0.28)	(0.32)	(0.33)
Net asset value, end of period	$11.06		$11.16	$11.34	$11.63	$11.55	$11.38
Total return	0.22	%(2)	0.58%	(0.33)%	3.14%	4.34%	(0.43)%
Ratios/supplemental data
Net assets, end of period (in millions)	$60		$58	$49	$46	$45	$33
Ratio of expenses to average net assets	0.64	%(3)	0.62%	0.63%	0.63%	0.61%	0.62%
Ratio of net investment income to
average net assets	2.24	%(3)	2.18%	2.19%	2.40%	2.77%	2.85%
Portfolio turnover rate	6	%(2)	21%	27%	16%	14%	4%

________________

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

See accompanying notes to financial statements.

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Additional Information (unaudited)

Renewal of the Investment Advisory Agreement

     Asset Management Group of Bank of Hawaii (the “Adviser”) serves as the investment adviser to the Trust pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). In order for the Adviser to remain the investment adviser of the Trust, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August and September, 2018. The Board of Trustees’ Contracts Committee, which is comprised of independent Trustees, met telephonically on August 17, 2018 and in person, first separately and then with the Trustees on September 18, 2018 to review and discuss the contract review materials.   The Trustees considered, among other things, information presented by the Adviser and by Aquila Investment Management LLC (the “Administrator”). They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”).  In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees also discussed the memorandum provided by Trust counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the Advisory Agreement.

     At the meeting held on September 19, 2018, based on their evaluation of the information provided by the Adviser, Administrator and the independent consultant, the Trustees of the Trust present at the meeting, including the independent Trustees voting separately, unanimously approved the renewal of the Advisory Agreement until September 30, 2019. In considering the renewal of the Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement.

The nature, extent, and quality of the services provided by the Adviser

     The Trustees considered the nature, extent and quality of the services that had been provided by the Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement.

     The Trustees also reviewed the Adviser’s investment approach for the Trust and its research process. The Trustees considered the portfolio management team employed by the Adviser for the Trust and the Adviser’s facilities for credit analysis of the Trust’s portfolio securities. The Trustees noted the extensive experience of the portfolio management team, Mr. Stephen Rodgers, and Mmes. Janet Katakura and Stephanie Nomura, based in Honolulu, has provided local information regarding specific holdings in the Trust’s portfolio, a particular advantage as to holdings with less than the highest ratings from the rating agencies. The Trustees noted that Mr. Rodgers would be retiring from the Adviser, and cease to be a portfolio manager of the Trust, effective October 1, 2018.

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     The Trustees considered that the Adviser had provided all portfolio management services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Hawaii state and regular Federal income taxes as is consistent with preservation of capital.

     Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement.

The investment performance of the Trust

     The Trustees reviewed the Trust’s performance (Class A shares) and compared its performance to the performance of:

•	the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (seven single-state intermediate and single-state long municipal bond funds, as classified by Morningstar, that are similar to the Trust in size and that charge a front-end sales charge and one no-load fund that also is a Hawaii state-specific tax-free municipal bond fund);

•	the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Bloomberg Barclays Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was lower than the average annual total return of the funds in the Peer Group and the funds in the Product Category for Performance for the one, three, five and ten-year periods ended June 30, 2018. They also considered that the Trust’s average annual total return was less than the average annual total return of the benchmark index for each of the one, three, five and ten-year periods ended June 30, 2018.

     The Trustees noted that the Fund invests primarily in municipal obligations issued by the State of Hawaii, its counties and various other local authorities, while the funds in the Product Category for Performance invest in, and the Fund’s benchmark index includes, municipal bonds of issuers throughout the United States. They also considered that only one fund in the Peer Group invests in Hawaii municipal obligations. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees, expenses or sales charges. They also noted that less than 1% of the benchmark index consists of Hawaii bonds.

     In addition, the Trustees considered that, as reflected in the Consultant’s Report, the Trust’s standard deviation, a measure of volatility, was in the first quintile relative to the funds in the Product Category for Performance for the three and five-year periods ended June 30, 2018. The Trustees further noted that the Fund’s Sharpe ratio was in the fourth quintile for the three and five-year periods ended June 30, 2018 when compared to the funds in the Product Category for Performance. A Sharpe ratio is a measure for calculating risk-adjusted return. The higher the Sharpe ratio, the better the fund’s historical risk-adjusted performance.

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     The Trustees discussed the Trust’s performance record with the Adviser and considered the Adviser’s view that the Trust’s performance, as compared to the Product Category for Performance and the Peer Group, was explained in part by the Trust’s somewhat higher-quality portfolio. The Trustees considered that, in periods of volatility, the Trust has historically provided above average returns relative to the funds in the Product Category for Performance. They also considered data previously provided by the Adviser that reflected that, during turbulent market periods, the Trust historically has tended to outperform other Hawaii municipal bond funds, as well as the Adviser’s view that the better downside protection historically provided by the Trust in volatile markets is consistent with the expectations of the Trust’s shareholders. Evaluation of the investment performance of the Trust indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

Advisory Fees and Trust Expenses

     The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•	the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single-State Long Municipal Bond Funds from states within which 1-3 mutual funds are operating, with similar operating expense structures).

     The Trustees noted the independent consultant’s report compared the aggregate advisory and administration fee for the Trust with the advisory fee data for the Peer Group and the Product Category for Expenses. The Trustees considered that the Trust’s contractual aggregate advisory and administration fee was lower than the average contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels up to $5 billion).

     The Trustees noted that the Trust’s actual aggregate advisory and administration fee was higher than the average actual management fee of the funds in both the Peer Group and the Product Category for Expenses (after giving effect to fee waivers in effect for those funds). They noted, however, that the Trust’s actual fees and expenses (for Class A shares) were lower than the average actual fees and expenses of the funds in both the Product Category for Expenses and the Peer Group (after giving effect to fee waivers and expense reimbursements in effect for those funds).

     The Trustees reviewed management fees charged by the Adviser to its other clients. The Trustees noted that, in most instances, the fee rates for those clients were lower than the fees paid to the Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

     The Trustees concluded that the advisory fee and expenses of the Trust were reasonable in relation to the nature and quality of the services provided by the Adviser to the Trust.

Profitability

     The Adviser and the Administrator each provided materials which showed the profitability to the Adviser and the Administrator, respectively, of their services to the Trust, as well as material provided by the Administrator which showed the profitability to Aquila Distributors LLC (the “Distributor”) of distribution services provided to the Trust.

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     The Trustees considered information regarding the profitability of the Adviser with respect to the services provided by the Adviser to the Trust, including the methodology used by the Adviser in allocating certain of its costs to the portfolio management of the Trust. The Trustees concluded that profitability to the Adviser with respect to the services provided to the Trust did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows

     The Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing the Trust. The Trust has in place breakpoints in the advisory fee schedule based on the size of the Trust. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Trust.

Benefits derived or to be derived by the Adviser and its affiliates from the relationship with the Trust

     The Trustees observed that, as is generally true of most fund complexes, the Adviser, by providing services to other funds and accounts including the Trust, was able to spread costs as it would otherwise be unable to do. The Trustees noted that while that produces efficiencies and increased profitability for the Adviser, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

33 | Hawaiian Tax-Free Trust

Your Trust’s Expenses (unaudited)

     As a Trust shareholder, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs including management fees; distribution “12b-1” and/or service fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The table below assumes a $1,000 investment held for the six months indicated.

Actual Expenses

     The table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses that you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Hypothetical Example for Comparison with Other Funds

     Under the heading, “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual			Hypothetical
	(actual return after expenses)			(5% annual return before expenses)
			Expenses(2)		Expenses(2)
	Beginning	Ending(1)	Paid During	Ending	Paid During	Net
	Account	Account	Period	Account	Period	Annualized
Share	Value	Value	4/1/18 –	Value	4/1/18 –	Expense
Class	4/1/18	9/30/18	9/30/18	9/30/18	9/30/18	Ratio
A	$1,000	$1,001.20	$4.21	$1,020.86	$4.26	0.84%
C	$1,000	$ 998.10	$8.21	$1,016.85	$8.29	1.64%
Y	$1,000	$1,002,20	$3.21	$1,021.86	$3.24	0.64%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A or the applicable CDSC with respect to Class C shares. Total return is not annualized and as such, it may not be representative of the total return for the year.

(2)	Expenses are equal to the annualized expense ratio for the six-month period as indicated above - in the far right column - multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

34 | Hawaiian Tax-Free Trust

Shareholder Meeting Results (unaudited)

     The Annual Meeting of Shareholders of Hawaiian Tax-Free Trust (the “Trust”) was held on September 19, 2018. The holders of shares representing 75% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes are presented below).

     1. To elect Trustees.

	Dollar Amount of Votes:
Trustee	For	Withheld
Diana P. Herrmann	$506,791,823	$12,485,101
Richard L. Humphreys	$505,050,861	$14,226,063
B.J. Kobayashi	$503,452,325	$15,824,599
Catherine Luke	$505,566,166	$13,710,658
Glenn P. O’Flaherty	$504,763,643	$14,513,281
Russell K. Okata	$499,441,075	$19,835,849
Ralph P. Perreira	$497,592,335	$21,684,589

     2. To ratify the selection of Tait, Weller & Baker LLP as the Trust’s independent registered public accounting firm.

	Dollar Amount of Votes:
For	Against	Abstain
$506,850,876	$1,492,814	$10,933,234

35 | Hawaiian Tax-Free Trust

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds. com. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1000.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2018, there were no proxies related to any portfolio instruments held by the Trust. As such, the Trust did not vote any proxies. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2018, $14,385,149 of dividends paid by Hawaiian Tax-Free Trust, constituting 99.7% of total dividends paid, were exempt-interest dividends, exempt from regular Federal income tax and Hawaii state income tax; and the balance was ordinary dividend income.

     Prior to February 15, 2019, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2018 calendar year.

36 | Hawaiian Tax-Free Trust

Founders

     Lacy B. Herrmann (1929-2012)

Aquila Management Corporation, Sponsor

Administrator/Business Manager

AQUILA INVESTMENT MANAGEMENT LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Investment Adviser

ASSET MANAGEMENT GROUP of

BANK of HAWAII

130 Merchant Street, Suite 370

Honolulu, Hawaii 96813

Board of Trustees

Richard L. Humphreys, Chair

Diana P. Herrmann, Vice Chair

B.J. Kobayashi

Catherine Luke

Glenn P. O’Flaherty

Russell K. Okata

Randolph P. Perreira

Officers

     Diana P. Herrmann, President

Charles E. Childs, III, Executive Vice President

and Secretary

Marie E. Aro, Senior Vice President

Sherri Foster, Senior Vice President

Paul G. O’Brien, Senior Vice President

Stephen J. Caridi, Vice President

Randall S. Fillmore, Chief Compliance Officer

Joseph P. DiMaggio, Chief Financial Officer

and Treasurer

Distributor

AQUILA DISTRIBUTORS LLC

120 West 45th Street, Suite 3600

New York, New York 10036

Transfer and Shareholder Servicing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive

Westborough, Massachusetts 01581

Custodian

THE BANK OF NEW YORK MELLON

225 Liberty Street

New York, New York 10286

Further information is contained in the Prospectus,

which must precede or accompany this report.

ITEM 2. CODE OF ETHICS.

Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12. EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee
December 10, 2018

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 10 , 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, President and Trustee
December 10, 2018

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
December 10, 2018

HAWAIIAN TAX-FREE TRUST

EXHIBIT INDEX

(a)(2)Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.